Earnings (loss) per ordinary share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of earnings (loss) per share calculation

	2018	2017	2016
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	43,661	(678)	(338,427)
Denominator:
Weighted average basic shares outstanding	171,406,272	171,949,128	171,838,153
Basic earnings (loss) per ordinary share (US$)	0.25	—	(1.97)

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	43,661	(678)	(338,427)
Denominator:
Weighted average basic shares outstanding	171,406,272	171,949,128	171,838,153
Effect of dilutive securities	123,340	—	—
Weighted average dilutive shares outstanding	171,529,612	171,949,128	171,838,153
Diluted earnings (loss) per ordinary share (US$)	0.25	—	(1.97)